Quarterly Report
June 30, 2026
State Street® SPDR® S&P 500® ETF Trust (formerly SPDR® S&P 500® ETF Trust)
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. State Street® SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. State Street® SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

State Street® SPDR® S&P 500® ETF Trust
June 30, 2026 (Unaudited)
TABLE OF CONTENTS
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,303,629	$1,020,620,571
A.O. Smith Corp.	1,352,710	84,841,971
Abbott Laboratories	21,051,613	1,910,223,364
AbbVie, Inc.	21,355,158	5,373,811,959
Accenture PLC Class A	7,420,296	923,381,634
Adobe, Inc. (a)	4,885,117	1,001,546,687
Advanced Micro Devices, Inc. (a)	19,706,373	11,447,629,139
AES Corp.	8,619,206	126,357,560
Aflac, Inc.	5,536,272	649,127,892
Agilent Technologies, Inc.	3,415,781	453,718,190
Air Products & Chemicals, Inc.	2,692,284	789,323,823
Airbnb, Inc. Class A (a)	5,051,076	722,808,976
Akamai Technologies, Inc. (a)	1,757,043	207,700,053
Albemarle Corp.	1,423,451	192,208,589
Alexandria Real Estate Equities, Inc. REIT	1,888,558	99,810,290
Align Technology, Inc. (a)	796,255	134,296,368
Allegion PLC	1,026,759	144,249,372
Alliant Energy Corp.	3,103,850	236,792,717
Allstate Corp.	3,111,129	740,262,034
Alphabet, Inc. Class A	70,858,571	25,322,727,518
Alphabet, Inc. Class C	57,116,400	20,180,937,612
Altria Group, Inc.	20,182,778	1,452,150,877
Amazon.com, Inc. (a)	118,292,258	28,193,776,772
Amcor PLC	5,548,550	240,529,643
Ameren Corp.	3,343,882	377,992,421
American Electric Power Co., Inc.	6,576,016	899,664,749
American Express Co.	6,432,228	2,175,701,121
American International Group, Inc.	6,408,016	477,589,432
American Tower Corp. REIT	5,630,919	921,049,421
American Water Works Co., Inc.	2,360,065	310,537,353
Ameriprise Financial, Inc.	1,086,460	498,424,390
AMETEK, Inc.	2,770,333	670,254,366
Amgen, Inc.	6,516,481	2,359,748,100
Amphenol Corp. Class A	14,868,897	2,621,683,919
Analog Devices, Inc.	5,900,583	2,343,534,550
Common Stocks	Shares	Value
Aon PLC Class A	2,581,455	$856,242,809
APA Corp.	4,272,160	139,144,251
Apollo Global Management, Inc.	5,574,179	659,481,117
Apple, Inc.	177,480,976	51,355,895,215
Applied Materials, Inc.	9,586,377	6,930,950,571
AppLovin Corp. Class A (a)	3,251,785	1,675,417,186
Aptiv PLC (a)	2,560,823	157,183,316
Arch Capital Group Ltd. (a)	4,205,960	408,230,478
Archer-Daniels-Midland Co.	5,824,622	445,001,121
ARES Management Corp. Class A	2,549,138	283,744,551
Arista Networks, Inc. (a)	12,479,350	2,119,991,978
Arthur J Gallagher & Co.	3,105,048	712,825,869
Assurant, Inc.	599,043	160,861,017
AT&T, Inc.	83,979,507	1,738,375,795
Atmos Energy Corp.	2,006,557	345,669,574
Autodesk, Inc. (a)	2,551,779	496,116,873
Automatic Data Processing, Inc.	4,831,413	1,081,994,941
AutoZone, Inc. (a)	198,931	635,771,540
AvalonBay Communities, Inc. REIT	1,679,429	316,891,458
Avery Dennison Corp.	924,303	150,060,592
Axon Enterprise, Inc. (a)	974,315	546,210,732
Baker Hughes Co.	11,992,253	665,570,042
Ball Corp.	3,217,729	200,786,290
Bank of America Corp.	78,858,362	4,493,349,467
Bank of New York Mellon Corp.	8,295,826	1,199,659,398
Baxter International, Inc.	6,271,226	133,702,538
Becton Dickinson & Co.	3,330,389	503,987,767
Berkshire Hathaway, Inc. Class B (a)	22,156,223	11,086,752,427
Best Buy Co., Inc.	2,376,473	180,326,771
Biogen, Inc. (a)	1,786,859	386,068,756
Bio-Techne Corp.	1,895,500	133,917,075
Blackrock, Inc.	1,745,040	1,677,960,662
Blackstone, Inc.	8,978,972	1,056,555,635
Block, Inc. (a)	6,468,428	491,600,528
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Common Stocks	Shares	Value
Boeing Co. (a)	9,527,677	$2,062,456,240
Booking Holdings, Inc.	9,365,295	1,669,270,181
Boston Scientific Corp. (a)	17,964,162	766,710,434
Bristol-Myers Squibb Co.	24,680,629	1,422,097,843
Broadcom, Inc.	57,215,884	21,613,300,181
Broadridge Financial Solutions, Inc.	1,397,816	191,430,901
Brown & Brown, Inc.	3,523,060	226,004,299
Brown-Forman Corp. Class B	2,035,018	54,233,230
Builders FirstSource, Inc. (a)	1,299,824	116,308,252
Bunge Global SA	1,646,575	175,738,950
BXP, Inc. REIT	1,786,156	118,440,004
Cadence Design Systems, Inc. (a)	3,333,660	1,251,189,271
Camden Property Trust REIT	1,214,733	139,074,781
Capital One Financial Corp.	7,521,353	1,508,933,839
Cardinal Health, Inc.	2,830,834	672,492,925
Carnival Corp. Ltd.	15,493,444	442,647,695
Carrier Global Corp.	9,435,962	692,127,813
Carvana Co. (a)	8,657,152	569,813,745
Casey's General Stores, Inc.	447,437	355,618,453
Caterpillar, Inc.	5,563,575	5,924,651,018
Cboe Global Markets, Inc.	1,267,311	307,538,360
CBRE Group, Inc. Class A (a)	3,539,160	476,689,460
CDW Corp.	1,544,008	217,149,285
Cencora, Inc.	2,351,656	665,471,615
Centene Corp. (a)	5,661,718	363,425,678
CenterPoint Energy, Inc.	7,903,434	348,067,233
CF Industries Holdings, Inc.	1,856,793	201,016,410
CH Robinson Worldwide, Inc.	1,424,487	268,287,882
Charles River Laboratories International, Inc. (a)	582,166	132,029,427
Common Stocks	Shares	Value
Charles Schwab Corp.	19,758,128	$1,823,082,471
Charter Communications, Inc. Class A (a)	1,010,528	143,707,187
Chevron Corp.	22,610,943	3,747,989,912
Chipotle Mexican Grill, Inc. (a)	15,503,160	527,107,440
Chubb Ltd.	4,359,572	1,485,480,563
Church & Dwight Co., Inc.	2,856,378	276,725,901
Ciena Corp. (a)	1,705,056	836,432,271
Cigna Group	3,197,036	881,358,884
Cincinnati Financial Corp.	1,869,779	346,170,884
Cintas Corp.	4,099,902	697,311,332
Cisco Systems, Inc.	47,712,092	5,604,262,326
Citigroup, Inc.	20,607,242	2,884,189,590
Citizens Financial Group, Inc.	5,110,973	358,125,878
Clorox Co.	1,469,435	140,242,876
CME Group, Inc.	4,379,520	967,129,402
CMS Energy Corp.	3,716,231	284,291,672
Coca-Cola Co.	46,767,172	3,800,768,068
Cognizant Technology Solutions Corp. Class A	5,727,472	221,824,991
Coherent Corp. (a)	2,364,309	932,648,971
Coinbase Global, Inc. Class A (a)	2,688,303	393,003,016
Colgate-Palmolive Co.	9,671,438	886,677,436
Comcast Corp. Class A	43,060,795	1,057,142,517
Comfort Systems USA, Inc.	424,564	841,464,620
ConocoPhillips	14,724,506	1,530,759,644
Consolidated Edison, Inc.	4,454,595	492,811,845
Constellation Brands, Inc. Class A	1,685,607	234,451,078
Constellation Energy Corp.	3,863,583	959,598,110
Cooper Cos., Inc. (a)	2,357,632	169,065,791
Copart, Inc. (a)	10,711,583	301,959,525
Corning, Inc.	9,465,709	2,417,826,050
Corpay, Inc. (a)	790,051	263,300,297
Corteva, Inc.	8,083,712	684,609,569
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Common Stocks	Shares	Value
CoStar Group, Inc. (a)	4,935,706	$139,779,194
Costco Wholesale Corp.	5,358,834	5,013,028,442
CRH PLC	8,075,850	864,115,950
Crowdstrike Holdings, Inc. Class A (a)	3,076,775	2,348,010,074
Crown Castle, Inc. REIT	5,284,270	400,177,767
CSX Corp.	22,458,113	1,067,434,111
Cummins, Inc.	1,667,770	1,189,470,242
CVS Health Corp.	15,421,143	1,595,317,243
Danaher Corp.	7,613,308	1,450,182,908
Darden Restaurants, Inc.	1,384,107	285,139,883
Datadog, Inc. Class A (a)	3,998,620	1,041,080,703
DaVita, Inc. (a)	388,139	86,353,165
Deckers Outdoor Corp. (a)	1,709,477	169,733,971
Deere & Co.	3,036,287	1,926,007,933
Dell Technologies, Inc. Class C	3,496,475	1,508,589,104
Delta Air Lines, Inc.	7,889,297	738,911,557
Devon Energy Corp.	13,893,752	574,089,812
Dexcom, Inc. (a)	4,647,988	313,041,992
Diamondback Energy, Inc.	2,345,782	412,341,560
Digital Realty Trust, Inc. REIT	3,992,129	716,906,526
Dollar General Corp.	2,664,915	306,758,366
Dollar Tree, Inc. (a)	2,188,751	264,729,433
Dominion Energy, Inc.	10,629,713	725,903,101
Domino's Pizza, Inc.	369,987	109,530,951
DoorDash, Inc. Class A (a)	4,573,635	843,972,867
Dover Corp.	1,628,854	365,319,375
Dow, Inc.	8,680,112	237,487,864
Dr. Horton, Inc.	3,187,574	519,192,053
DTE Energy Co.	2,514,337	383,109,529
Duke Energy Corp.	9,422,505	1,192,700,683
DuPont de Nemours, Inc.	1,662,406	225,488,750
Eaton Corp. PLC	4,693,050	1,999,802,466
eBay, Inc.	5,366,102	599,661,899
EchoStar Corp. Class A (a)	1,632,685	165,717,528
Ecolab, Inc.	3,061,483	852,959,779
Edison International	4,650,716	346,245,806
Common Stocks	Shares	Value
Edwards Lifesciences Corp. (a)	6,959,369	$629,544,520
Electronic Arts, Inc.	2,722,462	558,213,608
Elevance Health, Inc.	2,624,742	1,015,066,474
Eli Lilly & Co.	9,560,200	11,466,790,686
EMCOR Group, Inc.	537,250	445,853,030
Emerson Electric Co.	6,769,892	969,110,040
Entergy Corp.	5,533,930	635,627,200
EOG Resources, Inc.	6,437,611	835,151,275
EQT Corp.	7,559,386	401,932,554
Equifax, Inc.	1,439,109	228,415,380
Equinix, Inc. REIT	1,190,847	1,241,327,004
Equity Residential REIT	4,121,054	279,943,198
Erie Indemnity Co. Class A	306,815	73,558,896
Essex Property Trust, Inc. REIT	776,432	226,399,807
Estee Lauder Cos., Inc. Class A	2,979,376	235,221,735
Everest Group Ltd.	478,309	170,866,324
Evergy, Inc.	2,786,298	240,819,736
Eversource Energy	4,538,768	328,016,763
Exelon Corp.	12,366,681	576,534,668
Expand Energy Corp.	2,893,630	263,870,120
Expedia Group, Inc.	1,383,666	354,052,456
Expeditors International of Washington, Inc.	1,580,840	257,645,303
Extra Space Storage, Inc. REIT	2,553,153	370,973,131
Exxon Mobil Corp.	50,097,083	6,849,273,188
F5, Inc. (a)	681,022	283,277,911
FactSet Research Systems, Inc.	440,267	101,296,631
Fair Isaac Corp. (a)	280,050	334,598,139
Fastenal Co.	13,875,258	666,428,642
Federal Realty Investment Trust REIT	953,294	117,674,611
FedEx Corp.	2,653,020	830,740,153
Fedex Freight Holding Co., Inc. (a)	1,309,840	197,785,840
Fidelity National Information Services, Inc.	6,247,445	242,900,662
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Common Stocks	Shares	Value
Fifth Third Bancorp	10,927,219	$615,967,335
First Solar, Inc. (a)	1,297,590	306,179,336
FirstEnergy Corp.	6,291,651	299,105,089
Fiserv, Inc. (a)	6,444,962	316,125,386
Flex Ltd. (a)	4,443,707	720,191,594
Ford Motor Co.	47,303,567	657,519,581
Fortinet, Inc. (a)	7,526,737	1,156,257,338
Fortive Corp.	3,684,746	225,101,133
Fox Corp. Class A	2,410,902	125,752,648
Fox Corp. Class B	1,690,780	79,196,135
Franklin Resources, Inc.	3,705,641	123,286,676
Freeport-McMoRan, Inc.	17,374,577	1,092,687,148
Garmin Ltd.	1,974,312	468,978,072
Gartner, Inc. (a)	809,307	104,902,373
GE HealthCare Technologies, Inc.	5,498,129	351,935,237
GE Vernova, Inc.	3,245,469	3,812,971,709
Gen Digital, Inc.	6,624,445	164,882,436
Generac Holdings, Inc. (a)	704,825	206,379,808
General Dynamics Corp.	3,067,682	1,086,695,672
General Electric Co.	12,601,970	4,709,734,248
General Mills, Inc.	6,450,028	224,460,974
General Motors Co.	10,898,096	840,025,240
Genuine Parts Co.	1,663,471	196,256,309
Gilead Sciences, Inc.	15,006,226	1,895,886,593
Global Payments, Inc.	2,810,304	203,915,658
Globe Life, Inc.	938,452	167,682,603
GoDaddy, Inc. Class A (a)	1,600,473	135,848,148
Goldman Sachs Group, Inc.	3,563,045	3,603,556,822
Halliburton Co.	10,093,460	342,672,967
Hartford Insurance Group, Inc.	3,313,273	439,074,938
Hasbro, Inc.	1,612,051	133,139,292
HCA Healthcare, Inc.	1,876,840	731,761,148
Healthpeak Properties, Inc. REIT	8,365,497	179,021,636
Henry Schein, Inc. (a)	1,170,207	97,735,689
Hershey Co.	1,794,754	314,889,589
Hewlett Packard Enterprise Co.	16,031,266	723,170,409
Common Stocks	Shares	Value
Hilton Worldwide Holdings, Inc.	2,751,458	$909,246,811
Hologic, Inc. (a)	2,578,626	25,786
Home Depot, Inc.	12,029,959	4,242,725,940
Honeywell Aerospace, Inc. (a)	3,829,058	846,528,143
Honeywell International, Inc.	3,829,058	857,326,086
Hormel Foods Corp.	3,524,964	87,489,606
Host Hotels & Resorts, Inc. REIT	7,698,099	182,521,927
Howmet Aerospace, Inc.	4,835,806	1,300,154,801
HP, Inc.	11,060,224	242,661,315
Hubbell, Inc.	638,877	334,260,446
Humana, Inc.	1,451,361	576,509,616
Huntington Bancshares, Inc.	24,500,489	434,393,670
Huntington Ingalls Industries, Inc.	473,966	132,658,344
IDEX Corp.	894,568	203,022,208
IDEXX Laboratories, Inc. (a)	953,545	501,984,230
Illinois Tool Works, Inc.	3,164,395	855,873,916
Incyte Corp. (a)	2,013,968	228,303,412
Ingersoll Rand, Inc.	4,299,812	352,541,586
Insulet Corp. (a)	837,098	127,448,171
Intel Corp. (a)	57,072,100	7,968,977,323
Interactive Brokers Group, Inc. Class A	5,384,084	468,630,671
Intercontinental Exchange, Inc. (b)	6,835,067	841,465,098
International Business Machines Corp.	11,356,003	3,193,421,604
International Flavors & Fragrances, Inc.	3,093,025	245,029,441
International Paper Co.	6,385,914	243,303,323
Intuit, Inc.	3,342,297	872,339,517
Intuitive Surgical, Inc. (a)	4,280,340	1,702,205,611
Invesco Ltd.	5,369,519	141,701,606
Invitation Homes, Inc. REIT	6,605,506	199,552,336
IQVIA Holdings, Inc. (a)	2,017,348	389,791,981
Iron Mountain, Inc. REIT	3,595,722	454,175,646
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Common Stocks	Shares	Value
J.M. Smucker Co.	1,289,113	$145,025,213
Jabil, Inc.	1,275,141	491,541,353
Jack Henry & Associates, Inc.	858,595	118,262,875
Jacobs Solutions, Inc.	1,426,898	179,789,148
JB Hunt Transport Services, Inc.	899,919	260,463,556
Johnson & Johnson	29,093,686	7,388,923,433
Johnson Controls International PLC	7,374,302	1,077,459,265
JPMorgan Chase & Co.	32,382,792	10,599,859,305
Kenvue, Inc.	23,205,899	443,464,730
Keurig Dr. Pepper, Inc.	16,444,201	538,218,699
KeyCorp	11,138,514	256,742,748
Keysight Technologies, Inc. (a)	2,067,874	723,900,651
Kimberly-Clark Corp.	4,011,656	440,359,479
Kimco Realty Corp. REIT	8,150,952	206,626,633
Kinder Morgan, Inc.	23,663,212	756,512,888
KKR & Co., Inc.	8,356,102	766,923,042
KLA Corp.	15,777,275	4,760,161,640
Kraft Heinz Co.	10,351,449	244,501,225
Kroger Co.	6,855,917	380,709,071
L3Harris Technologies, Inc.	2,251,636	654,302,905
Labcorp Holdings, Inc.	991,319	277,569,320
Lam Research Corp.	15,106,407	6,546,059,345
Las Vegas Sands Corp.	3,603,841	166,461,416
Leidos Holdings, Inc.	1,520,323	156,547,659
Lennar Corp. Class A	2,601,644	235,422,766
Lennox International, Inc.	382,540	219,176,293
Linde PLC	5,586,154	2,898,878,757
Live Nation Entertainment, Inc. (a)	1,912,731	350,240,173
Lockheed Martin Corp.	2,448,491	1,247,408,225
Loews Corp.	2,039,426	230,883,417
Lowe's Cos., Inc.	6,769,278	1,492,558,106
Lululemon Athletica, Inc. (a)	1,265,754	144,523,792
Lumentum Holdings, Inc. (a)	940,244	806,785,767
LyondellBasell Industries NV Class A	3,132,333	164,917,332
Common Stocks	Shares	Value
M&T Bank Corp.	1,770,033	$421,285,554
Marathon Petroleum Corp.	3,528,267	902,072,024
Marriott International, Inc. Class A	2,645,291	980,318,392
Marsh & McLennan Cos., Inc.	5,822,954	970,511,743
Martin Marietta Materials, Inc.	725,819	418,579,817
Marvell Technology, Inc.	10,578,773	3,151,310,689
Masco Corp.	2,446,261	199,052,258
Mastercard, Inc. Class A	9,746,030	5,005,561,008
McCormick & Co., Inc.	3,079,255	155,256,037
McDonald's Corp.	8,587,456	2,321,275,231
McKesson Corp.	1,453,003	1,097,889,067
Medtronic PLC	15,517,291	1,213,917,675
Merck & Co., Inc.	29,841,027	3,834,571,970
Meta Platforms, Inc. Class A	26,538,946	14,949,122,892
MetLife, Inc.	6,532,264	552,694,857
Mettler-Toledo International, Inc. (a)	242,833	310,221,586
MGM Resorts International (a)	2,292,149	109,587,644
Microchip Technology, Inc.	6,540,674	596,509,469
Micron Technology, Inc.	13,628,505	15,731,247,036
Microsoft Corp.	89,766,189	33,484,583,821
Mid-America Apartment Communities, Inc. REIT	1,406,369	195,400,909
Moderna, Inc. (a)	4,268,312	298,909,889
Molson Coors Beverage Co. Class B	1,938,994	75,543,206
Mondelez International, Inc. Class A	15,520,876	897,727,468
Monolithic Power Systems, Inc.	593,540	820,485,954
Monster Beverage Corp. (a)	8,624,263	828,964,160
Moody's Corp.	1,815,833	822,427,082
Morgan Stanley	14,483,437	3,027,617,670
Mosaic Co.	3,869,662	81,998,138
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Common Stocks	Shares	Value
Motorola Solutions, Inc.	2,005,693	$832,944,246
MSCI, Inc.	879,782	492,713,111
Nasdaq, Inc.	5,399,909	425,620,827
NetApp, Inc.	2,388,407	369,629,867
Netflix, Inc. (a)	50,857,573	3,631,230,712
Newmont Corp.	12,903,098	1,205,149,353
News Corp. Class A	4,409,974	109,499,654
News Corp. Class B	1,474,273	41,368,100
NextEra Energy, Inc.	25,204,054	2,212,159,820
NIKE, Inc. Class B	14,497,314	595,114,740
NiSource, Inc.	5,778,189	274,752,887
Nordson Corp.	640,649	193,277,397
Norfolk Southern Corp.	2,715,912	854,398,756
Northern Trust Corp.	2,236,363	388,769,344
Northrop Grumman Corp.	1,613,458	821,750,294
Norwegian Cruise Line Holdings Ltd. (a)	5,587,710	117,956,558
NRG Energy, Inc.	2,549,856	372,431,967
Nucor Corp.	2,752,580	613,137,195
NVIDIA Corp.	292,678,297	58,562,000,447
NVR, Inc. (a)	32,399	220,747,347
NXP Semiconductors NV	3,052,052	857,718,174
Occidental Petroleum Corp.	8,775,686	426,235,069
Old Dominion Freight Line, Inc.	2,211,878	479,092,775
Omnicom Group, Inc.	3,444,519	250,864,319
ON Semiconductor Corp. (a)	4,736,564	447,794,761
ONEOK, Inc.	7,614,605	662,013,759
Oracle Corp.	20,494,122	3,003,413,579
O'Reilly Automotive, Inc. (a)	10,015,832	922,357,969
Otis Worldwide Corp.	4,637,439	332,040,632
PACCAR, Inc.	6,360,795	764,058,695
Packaging Corp. of America	1,069,955	254,948,877
Palantir Technologies, Inc. Class A (a)	27,730,611	3,235,330,385
Palo Alto Networks, Inc. (a)	9,798,628	3,341,528,121
Common Stocks	Shares	Value
Paramount Skydance Corp. Class B	3,798,034	$37,448,615
Parker-Hannifin Corp.	1,523,852	1,490,510,118
Paychex, Inc.	3,898,078	383,298,010
PayPal Holdings, Inc.	10,661,159	460,348,846
Pentair PLC	1,953,356	149,744,271
PepsiCo, Inc.	16,518,997	2,236,672,194
Pfizer, Inc.	68,866,093	1,658,295,519
PG&E Corp.	26,616,373	447,687,394
Philip Morris International, Inc.	18,830,915	3,406,700,833
Phillips 66 Co.	4,845,630	819,153,752
Pinnacle West Capital Corp.	1,465,599	156,819,093
PNC Financial Services Group, Inc.	4,853,547	1,195,040,342
PPG Industries, Inc.	2,693,894	326,742,403
PPL Corp.	9,093,092	330,533,894
Principal Financial Group, Inc.	2,374,944	255,971,464
Procter & Gamble Co.	28,125,182	4,124,276,688
Progressive Corp.	7,062,586	1,542,821,912
Prologis, Inc. REIT	11,262,738	1,525,763,117
Prudential Financial, Inc.	4,193,834	452,640,504
PTC, Inc. (a)	1,396,084	158,609,103
Public Service Enterprise Group, Inc.	6,022,929	488,820,918
Public Storage REIT	1,909,747	607,891,568
PulteGroup, Inc.	2,302,015	315,859,478
Qnity Electronics, Inc.	2,528,510	412,930,968
QUALCOMM, Inc.	12,738,967	2,354,033,712
Quanta Services, Inc.	1,813,667	1,305,912,787
Quest Diagnostics, Inc.	1,337,811	283,549,041
Ralph Lauren Corp.	468,469	188,048,141
Raymond James Financial, Inc.	2,096,686	318,759,173
Realty Income Corp. REIT	11,270,052	698,292,422
Regency Centers Corp. REIT	1,991,815	158,827,328
Regeneron Pharmaceuticals, Inc.	1,207,735	753,071,082
Regions Financial Corp.	10,314,435	311,495,937
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Common Stocks	Shares	Value
Republic Services, Inc.	2,417,025	$515,019,687
ResMed, Inc.	1,753,121	341,648,220
Revvity, Inc.	1,348,535	150,038,004
Robinhood Markets, Inc. Class A (a)	9,567,448	959,423,685
Rockwell Automation, Inc.	1,344,606	665,687,538
Rollins, Inc.	3,549,948	148,174,830
Roper Technologies, Inc.	1,219,443	412,647,317
Ross Stores, Inc.	3,893,709	828,775,961
Royal Caribbean Cruises Ltd.	3,015,007	957,355,173
RTX Corp.	16,271,172	3,087,129,464
S&P Global, Inc.	3,664,697	1,492,484,500
Salesforce, Inc.	9,887,084	1,548,910,579
Sandisk Corp. (a)	1,788,617	4,066,832,131
SBA Communications Corp. REIT	1,281,620	226,154,665
Seagate Technology Holdings PLC	2,709,154	2,614,333,610
Sempra	7,900,713	732,475,102
ServiceNow, Inc. (a)	12,464,961	1,237,521,328
Sherwin-Williams Co.	2,772,283	954,552,483
Simon Property Group, Inc. REIT	3,919,340	876,560,391
Skyworks Solutions, Inc.	1,817,700	123,240,060
SLB Ltd.	18,069,346	840,043,896
Smurfit Westrock PLC	6,343,262	293,439,300
Snap-on, Inc.	626,079	251,934,190
Solventum Corp. (a)	1,778,903	137,242,366
Southern Co.	13,624,614	1,304,011,806
Southwest Airlines Co.	5,905,584	303,665,129
Stanley Black & Decker, Inc.	1,878,802	176,832,844
Starbucks Corp.	13,774,869	1,407,653,863
State Street Corp. (c)	3,344,856	567,287,578
Steel Dynamics, Inc.	1,638,693	376,014,496
STERIS PLC	1,185,411	249,611,994
Stryker Corp.	4,170,073	1,312,905,783
Super Micro Computer, Inc. (a)	6,801,419	199,485,619
Synchrony Financial	4,065,440	309,176,712
Synopsys, Inc. (a)	2,315,259	1,032,767,582
Common Stocks	Shares	Value
Sysco Corp.	5,779,319	$483,035,482
T. Rowe Price Group, Inc.	2,589,596	294,411,169
Take-Two Interactive Software, Inc. (a)	2,103,857	525,922,173
Tapestry, Inc.	2,445,804	358,016,790
Targa Resources Corp.	2,594,042	695,566,422
Target Corp.	5,479,286	715,649,544
TE Connectivity PLC	3,527,867	711,253,266
Teledyne Technologies, Inc. (a)	560,012	373,472,003
Teradyne, Inc.	1,891,264	915,069,174
Tesla, Inc. (a)	34,022,968	14,310,060,341
Texas Instruments, Inc.	10,998,942	3,278,454,642
Texas Pacific Land Corp.	699,880	306,295,483
Textron, Inc.	2,097,038	192,361,296
Thermo Fisher Scientific, Inc.	4,491,289	2,251,752,653
TJX Cos., Inc.	13,365,162	2,024,822,043
TKO Group Holdings, Inc.	760,847	153,166,110
T-Mobile U.S., Inc.	5,624,457	943,390,173
Tractor Supply Co.	6,338,644	200,364,537
Trade Desk, Inc. Class A (a)	5,160,592	93,303,503
Trane Technologies PLC	2,671,645	1,312,205,158
TransDigm Group, Inc.	675,810	900,205,952
Travelers Cos., Inc.	2,569,939	848,388,263
Trimble, Inc. (a)	2,817,368	144,192,894
Truist Financial Corp.	15,057,933	750,186,222
Tyler Technologies, Inc. (a)	509,400	148,979,124
Tyson Foods, Inc. Class A	3,409,937	195,218,893
U.S. Bancorp	18,761,745	1,133,209,398
Uber Technologies, Inc. (a)	24,602,948	1,775,348,728
UDR, Inc. REIT	3,573,345	142,647,932
Ulta Beauty, Inc. (a)	526,353	237,374,676
Union Pacific Corp.	7,175,736	1,951,800,192
United Airlines Holdings, Inc. (a)	3,922,781	533,458,988
United Parcel Service, Inc. Class B	9,023,564	970,033,130
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Common Stocks	Shares	Value
United Rentals, Inc.	756,996	$857,593,198
UnitedHealth Group, Inc.	10,968,859	4,558,986,866
Universal Health Services, Inc. Class B	644,152	95,778,961
Valero Energy Corp.	3,588,724	934,647,279
Veeva Systems, Inc. Class A (a)	1,814,613	322,039,369
Ventas, Inc. REIT	5,876,111	521,798,657
Veralto Corp.	2,968,156	263,216,074
VeriSign, Inc.	989,565	248,934,971
Verisk Analytics, Inc.	1,583,605	284,304,606
Verizon Communications, Inc.	50,466,809	2,136,764,693
Vertex Pharmaceuticals, Inc. (a)	3,067,503	1,523,720,765
Vertiv Holdings Co. Class A	4,639,608	1,553,433,551
Viatris, Inc.	14,059,753	223,268,878
VICI Properties, Inc. REIT	13,194,243	350,307,152
Visa, Inc. Class A	20,048,893	6,878,574,699
Vistra Corp.	3,830,938	607,701,695
Vulcan Materials Co.	1,568,139	462,616,686
W.R. Berkley Corp.	3,554,310	250,685,484
Walmart, Inc.	52,957,518	5,997,968,489
Walt Disney Co.	20,987,599	2,020,056,404
Warner Bros Discovery, Inc. (a)	29,954,266	798,580,732
Waste Management, Inc.	4,465,224	995,209,125
Waters Corp. (a)	1,185,124	444,468,905
WEC Energy Group, Inc.	3,936,937	459,716,133
Wells Fargo & Co.	36,973,955	3,055,527,641
Welltower, Inc. REIT	8,531,802	1,936,463,100
Common Stocks	Shares	Value
West Pharmaceutical Services, Inc.	853,851	$306,532,509
Western Digital Corp.	4,164,454	2,659,920,059
Westinghouse Air Brake Technologies Corp.	2,050,541	552,825,854
Weyerhaeuser Co. REIT	8,648,206	207,038,052
Williams Cos., Inc.	14,755,782	1,096,944,834
Williams-Sonoma, Inc.	1,422,966	331,693,375
Willis Towers Watson PLC	1,141,671	298,398,549
Workday, Inc. Class A (a)	2,462,031	301,401,835
WW Grainger, Inc.	524,886	714,054,914
Wynn Resorts Ltd.	1,013,143	98,366,054
Xcel Energy, Inc.	7,545,156	605,876,027
Xylem, Inc.	2,872,903	339,605,864
Yum! Brands, Inc.	3,331,387	532,555,526
Zebra Technologies Corp. Class A (a)	575,906	151,613,014
Zimmer Biomet Holdings, Inc.	2,338,154	201,291,678
Zoetis, Inc.	5,066,941	364,110,380
Total Common Stocks (Cost $789,256,415,195)		$778,881,157,421

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.

Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$778,881,131,635	$25,786	$—	$778,881,157,421
INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
State Street® SPDR® S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at June 30, 2026 and for the period then ended are:
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
Intercontinental Exchange, Inc.	6,821,558	$1,149,296,092	$1,023,651,267	$1,023,887,696	$6,584,682	$(314,179,247)	6,835,067	$841,465,098	$10,487,953
State Street Corp.	3,377,124	391,780,155	438,411,759	443,017,217	104,682,124	75,430,757	3,344,856	567,287,578	8,423,808
TOTAL		$1,541,076,247	$1,462,063,026	$1,466,904,913	$111,266,806	$(238,748,490)		$1,408,752,676	$18,911,761

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

State Street® SPDR® S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at June 30, 2026 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust's website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.